SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                         DWS Dreman Small Cap Value Fund

Effective January 6, 2009, DWS Dreman Small Cap Value Fund (the "Fund") will re-open for investment to new investors. All references in the Fund's current prospectuses disclosing that the Fund is closed to new investors are hereby deleted.








               Please Retain This Supplement for Future Reference


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                                                             Deutsche Bank Group

January 5, 2009
DVF1-3602